Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Profit or loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Threshold of significant transactions and effects on profit or loss	$ 2,000
Endesa Generacin, S.A.U. | Sale of PPE
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss			$ 26,675
Enel Colombia S.A.S. | Engineering Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss			(3,218)
Enel Americas S.A. | Provision of administration services and others
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	5,671	$ 7,088	9,949
GNL Chile S.A. | Gas consumption
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(350,813)	(237,183)	(255,778)
GNL Chile S.A. | Gas Sales
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	7,292		7,844
Enel X S.R.L. | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		(6,153)	(5,783)
Enel X S.R.L. | IT Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(6,360)
Enel Global Services S.r.l | IT Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		(2,584)	(2,399)
Enel Grids S.r.L | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(3,582)	(3,217)	(4,147)
Enel Grids S.r.L | IT Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(4,904)	(3,274)	(3,899)
Enel S.p.A. | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(3,540)	(3,870)	(4,721)
Enel S.p.A. | Financial expenses
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		(4,021)	(1,088)
Enel Global Trading S.p.A. | Gas Sales
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	97,152	20,370
Enel Global Trading S.p.A. | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(1,540)	(1,538)	(1,759)
Enel Global Trading S.p.A. | Commodity derivatives
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		(19,796)	186,283
Enel Finance International NV | Financial expenses
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(35,605)	(67,172)	(67,361)
Enel Green Power SpA | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(11,721)	(12,636)	(15,209)
Enel Green Power SpA | IT Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(4,165)
Gridspertise s.r.l. | Purchase of materials
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	$ (1,672)	$ (385)	$ (3,415)